Other Payable (Tables)	12 Months Ended
Dec. 31, 2025
Other Payable [Abstract]
Schedule of Other Payable

Other payable consisted of the following as of December 31, 2025 and 2024:

	December 31,	December 31,
	2025	2024
Payable for cultivation facilities purchase	$3,993,883	$3,865,755
Other	16,640	28,088
Total	$4,010,523	$3,893,843